Restricted Assets - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 PYG (₲)	Aug. 08, 2017 PYG (₲)
Disclosure of restricted assets [line items]
Judicial deposits | $	$ 3,016
Yguazu Cementos S.A. [member]
Disclosure of restricted assets [line items]
Land and property pledged as security			₲ 423,000,000,000
Remaining balance of loans owned		₲ 405,610,391,703
In Guaraní [member] | Yguazu Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount			255,000,000,000
In Guaraní [member] | Yguazu Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount			₲ 168,000,000,000